PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	As of December 31,
	2012	2013

Interest receivables	$241	$149
Deposits	638	980
VAT refund receivables	2,766	1,081
Prepayments to suppliers	1,176	1,314
Other prepaid expenses	424	508

	$5,245	$4,032